Intangible Assets (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

Intangible assets and the related accumulated amortization are summarized as follows:

	Successor			Predecessor
	As of June 30, 2018 (Unaudited)			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$29,000	$705	$28,295	$11,100	$3,238	$7,862
Customer relationships	9,100	221	8,879	1,300	1,300	-
	38,100	926	37,174	12,400	4,538	7,862
Non-amortizable intangible assets:
Trade names and trademarks	30,100	-	30,100	18,000	-	18,000
	$68,200	$926	$67,274	$30,400	$4,538	$25,862

Amortization expense is set forth in the table below (unaudited):

	Three Months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Amortization	$794	$185	$926	$154	$372

Estimated future amortization expense is as follows:

Years ending
2018 (6 months)	$1,588
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,886
$37,174

As of June 30, 2018, the weighted average remaining amortization period was 11.7 years.

Lazydays' RV Center Inc [Member]
Intangible Assets

NOTE 7 – INTANGIBLE ASSETS

Intangible assets and the related accumulated amortization are summarized as follows:

	As of December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$11,100	$3,238	$7,862	$11,100	$2,494	$8,606
Customer database	1,300	1,300	-	1,300	1,300	-
	12,400	4,538	7,862	12,400	3,794	8,606
Non-amortizable intangible assets:
Trade names and trademarks	18,000	-	18,000	18,000	-	18,000
	$30,400	$4,538	$25,862	$30,400	$3,794	$26,606

Amortization expense for the years ended December 31, 2017 and 2016 was $744 and $746, respectively. The weighted average remaining amortization period for manufacturer relationships was 10.6 years as of December 31, 2017.

Estimated future amortization expense is as follows:

Years ending December 31,
2018	$746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
$7,862